UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 62.6%
	Shares	Value
ARGENTINA — 1.4%
MercadoLibre	36,925	$3,562,893

BELGIUM — 1.0%
UCB	35,600	2,520,256

BRAZIL — 1.3%
Cielo	73,400	1,953,886
Raia Drogasil *	205,200	1,235,494

		3,189,380

CHINA — 3.6%
Anton Oilfield Services Group	2,080,000	1,327,404
Baidu ADR *	50,500	7,903,250

		9,230,654

INDIA — 4.7%
Asian Paints	214,200	1,612,611
Housing Development Finance	305,700	3,944,508
ITC	750,500	3,894,143
Jubilant Foodworks *	58,700	1,004,098
Titan Industries	443,359	1,567,731

		12,023,091

ITALY — 0.9%
Prada	314,600	2,305,963

JAPAN — 1.1%
Ono Pharmaceutical	31,200	2,726,985

NETHERLANDS — 2.8%
ASML Holding ADR, Cl G	66,900	5,661,747
Koninklijke Vopak	27,400	1,507,009

		7,168,756

SOUTH AFRICA — 2.7%
Naspers, Cl N	66,100	6,755,864

SWITZERLAND — 1.2%
SGS	1,400	3,170,132

TAIWAN — 0.4%
Ginko International	60,000	1,110,233

THAILAND — 2.3%
Airports of Thailand	256,200	1,331,060
CP ALL	3,739,700	4,446,629

		5,777,689

UNITED KINGDOM — 4.3%
ARM Holdings	399,400	6,138,959

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
Petrofac	249,500	$4,737,264

		10,876,223

UNITED STATES — 34.9%
Amazon.com *	17,400	6,241,206
Biogen Idec *	18,800	5,877,632
BioMarin Pharmaceutical *	65,200	4,490,976
Cerner *	68,200	3,879,898
Charles Schwab	245,700	6,098,274
Facebook, Cl A *	135,700	8,490,749
FMC Technologies *	46,000	2,274,240
Google, Cl A *	5,500	6,495,335
Intuitive Surgical *	7,800	3,179,124
Kansas City Southern	17,498	1,847,614
Las Vegas Sands	67,200	5,142,144
Monsanto	52,300	5,572,565
National Oilwell Varco	36,600	2,745,366
NIKE, Cl B	50,100	3,649,785
priceline.com *	3,100	3,549,159
Regeneron Pharmaceuticals *	11,600	3,347,644
Schlumberger	53,700	4,702,509
Visa, Cl A	35,400	7,626,222
Workday, Cl A *	40,300	3,608,462

		88,818,904

TOTAL COMMON STOCK

(Cost $135,120,273)		159,237,023

TOTAL INVESTMENTS — 62.6%

(Cost $135,120,273)†		$159,237,023

Percentages are based on Net Assets of $254,519,973.
*	Non-income producing security.

ADR—American Depositary Receipt

Cl—Class

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $135,120,273, and the unrealized appreciation and depreciation were $27,333,839 and $(3,217,089), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2014
(Unaudited)

The following is a summary of the inputs used as of January 31, 2014 when valuing the Fund’s investments.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,562,893	$—	$—	$3,562,893
Belgium	2,520,256	—	—	2,520,256
Brazil	3,189,380	—	—	3,189,380
China	7,903,250	1,327,404	—	9,230,654
India	12,023,091	—	—	12,023,091
Italy	2,305,963	—	—	2,305,963
Japan	2,726,985	—	—	2,726,985
Netherlands	7,168,756	—	—	7,168,756
South Africa	6,755,864	—	—	6,755,864
Switzerland	3,170,132	—	—	3,170,132
Taiwan	—	1,110,233	—	1,110,233
Thailand	5,777,689	—	—	5,777,689
United Kingdom	10,876,223	—	—	10,876,223
United States	88,818,904	—	—	88,818,904

Total Common Stock	156,799,386	2,437,637	—	159,237,023

Total Investments in Securities	$156,799,386	$2,437,637	—	$159,237,023

During the period ended January 31, 2014, there were transfers from Level 1 to Level 2. Changes in the classifications between Level 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. During the period ended January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014